Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Atlas Sand Company LLC [Member]
Disclosure Of Accrued Liabilities

Note 5—Accrued Liabilities
Accrued liabilities consisted of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Accrued capital expenditures	$10,536	$1,411
Accrued personnel costs	1,485	787
Accrued production costs	4,586	1,652
Accrued royalties	6,529	1,129
Professional services	1,263	592
Sales and use tax payable	2,144	1,099
Other	4,087	2,483

Total accrued liabilities	$30,630	$9,153